Consolidated Statement of Changes in Equity - CAD ($) $ in Thousands	Share capital [Member]	Warrants [Member]	Contributed surplus [Member]	Equity component of convertible debentures [member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings (deficit) [Member]	Total [Member]	Non-controlling interests [member]	Total
Beginning Balance at Dec. 31, 2019	$ 1,656,350	$ 18,072	$ 37,642	$ 17,601	$ 13,469	$ (249,688)	$ 1,493,446		$ 1,493,446
Beginning Balance (shares) at Dec. 31, 2019									156,951,952
Net earnings (loss)						16,876	16,876	$ (647)	$ 16,229
Other comprehensive income (loss)					28,625		28,625		28,625
Comprehensive income (loss)					28,625	16,876	45,501	(647)	44,854
Private placement	85,000						85,000		$ 85,000
Private placements (shares)									7,727,273
Issue costs, net of taxes	(136)						(136)		$ (136)
Income tax impact on prior year issue costs	3,644						3,644		3,644
Net investments from minority shareholders, net of taxes								209,892	209,892
Deemed acquisition of Barolo Ventures Corp.								1,751	1,751
Acquisition of the San Antonio gold project	15,846						15,846		$ 15,846
Acquisition of the San Antonio gold project (shares)									1,011,374
Gain on dilution of non-controlling interests						98,329	98,329	(98,329)
Acquisition of royalty interests paid in shares	3,880						3,880		$ 3,880
Acquisition of royalty interests paid in shares (shares)									250,000
Dividends declared						(32,838)	(32,838)		$ (32,838)
Shares issued - Dividends reinvestment plan	3,440						3,440		$ 3,440
Shares issued - Dividends reinvestment plan (shares)									268,173
Shares issued - Employee share purchase plan	391						391		$ 391
Shares issued - Employee share purchase plan (shares)									30,388
Share options:
Shared-based compensation			3,104				3,104		$ 3,104
Share options exercised	3,932		(857)				3,075		$ 3,075
Share option exercised (Shares)									232,964
Replacement share options exercised	5,976		(1,461)				4,515		$ 4,515
Replacement share options exercised (shares)									440,506
Restricted share units to be settled in common shares:
Share-based compensation			5,835				5,835		$ 5,835
Settlement	1,984		(4,247)			(279)	(2,542)		$ (2,542)
Settlement (Shares)									145,694
Income tax impact			358				358		$ 358
Deferred share units to be settled in common shares:
Share-based compensation			1,113				1,113		1,113
Settlement	255		(266)			(1)	(12)		$ (12)
Settlement (Shares)									19,330
Income tax impact			349				349		$ 349
Normal course issuer bid purchase of common shares	(3,933)						(3,933)		$ (3,933)
Normal course issuer bid purchase of common shares (shares)									(429,722)
Transfer of realized other comprehensive income of Associates, net of income taxes					(414)	414
Transfer of realized gain (loss) on financial assets at fair value through other comprehensive income, net of income taxes					7,271	(7,271)
Ending Balance at Dec. 31, 2020	1,776,629	18,072	41,570	17,601	48,951	(174,458)	1,728,365	112,667	$ 1,841,032
Ending Balance (shares) at Dec. 31, 2020									166,647,932
Net earnings (loss)						(23,554)	(23,554)	(33,121)	$ (56,675)
Other comprehensive income (loss)					5,665		5,665	(3,488)	2,177
Comprehensive income (loss)					5,665	(23,554)	(17,889)	(36,609)	(54,498)
Net investments from minority shareholders, net of taxes								27,314	27,314
Effect of changes in ownership of a subsidiary on non-controlling interest						(36,482)	(36,482)	36,482
Dividends declared						(35,085)	(35,085)		(35,085)
Shares issued - Dividends reinvestment plan	1,821						1,821		$ 1,821
Shares issued - Dividends reinvestment plan (shares)									120,523
Shares issued - Employee share purchase plan	311						311		$ 311
Shares issued - Employee share purchase plan (shares)									20,496
Share options:
Shared-based compensation			3,636				3,636	2,315	$ 5,951
Share options exercised	18,069		(3,720)				14,349		$ 14,349
Share option exercised (Shares)									1,043,903
Restricted share units to be settled in common shares:
Share-based compensation			3,527				3,527	1,858	$ 5,385
Settlement	2,605		(5,113)			(671)	(3,179)		$ (3,179)
Settlement (Shares)									215,851
Income tax impact			(184)				(184)	82	$ (102)
Deferred share units to be settled in common shares:
Share-based compensation			1,162				1,162	1,259	2,421
Settlement	625		(1,349)			(237)	(961)		$ (961)
Settlement (Shares)									30,849
Income tax impact			(95)				(95)	88	$ (7)
Normal course issuer bid purchase of common shares	(22,471)					(8,320)	(30,791)		$ (30,791)
Normal course issuer bid purchase of common shares (shares)									(2,103,366)
Deemed issuance of Osisko shares	6,100						6,100		$ 6,100
Deemed issuance of Osisko shares (shares)									517,409
Maturity of convertible debenture - equity component			3,091	(3,091)
Transfer of realized gain (loss) on financial assets at fair value through other comprehensive income, net of income taxes					4,235	(4,235)
Ending Balance at Dec. 31, 2021	$ 1,783,689	$ 18,072	$ 42,525	$ 14,510	$ 58,851	$ (283,042)	$ 1,634,605	$ 145,456	$ 1,780,061
Ending Balance (shares) at Dec. 31, 2021									166,493,597